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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Boyar Asset Management Inc.
                 -------------------------------
   Address:       35 East 21st Street
                 -------------------------------
                  New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Boyar
         -------------------------------
Title:    President
         -------------------------------
Phone:    212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Mark A. Boyar            New York, New York   January 9, 2006
   -------------------------------    ------------------   ---------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  65
                                        --------------------

Form 13F Information Table Value Total:  $345,187
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                      BOYAR ASSET MANAGEMENT INC.

                      FORM 13F INFORMATION TABLE
                 For the Quarter Ended December 31, 2005


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                             CUSIP    VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   NUMBER   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLTEL CORP COM            Common          020039103  12,376   196,132   SH           Sole                   196,132
AMERICAN EXPRESS CO        Common          025816109   1,371    26,639   SH           Sole                    26,639
AMERICAN INTL GROUP I      Common          026874107   1,221    17,900   SH           Sole                    17,900
AMERIPRISE FINL INC C      Common          03076C106   6,016   146,728   SH           Sole                   146,728
ANHEUSER BUSCH COS IN      Common          035229103     260     6,050   SH           Sole                     6,050
ARBITRON INC COM           Common          03875Q108   3,847   101,300   SH           Sole                   101,300
AUTOMATIC DATA PROCES      Common          053015103   5,173   112,700   SH           Sole                   112,700
AVIALL INC NEW COM         Common          05366B102   3,025   105,050   SH           Sole                   105,050
BANK NEW YORK INC COM      Common          064057102  10,297   323,300   SH           Sole                   323,300
BANK OF AMER CORP COM      Common          060505104   1,863    40,367   SH           Sole                    40,367
BRISTOL MYERS SQUIBB       Common          110122108   3,930   171,000   SH           Sole                   171,000
CABLEVISION SYS CORP       Common          12686C109  10,451   445,287   SH           Sole                   445,287
CARNIVAL PAIRED CERTI      Common          143658300   7,850   146,800   SH           Sole                   146,800
CBS CORP NEW CL B          Common          124857202   1,617    63,400   SH           Sole                    63,400
CENDANT CORP COM           Common          151313103   7,492   434,300   SH           Sole                   434,300
CEVA INC                   Common          157210105     202    32,314   SH           Sole                    32,314
CITIGROUP INC.             Common          172967101  16,161   333,019   SH           Sole                   333,019
COCA COLA CO               Common          191216100   2,892    71,747   SH           Sole                    71,747
COMCAST CORP CL A SPL      Common          20030N200  10,765   419,050   SH           Sole                   419,050
CROSS A T CO CL A          Common          227478104     193    47,600   SH           Sole                    47,600
CVS CORP COM               Common          126650100   4,970   188,100   SH           Sole                   188,100
DIEBOLD INC COM            Common          253651103   6,471   170,300   SH           Sole                   170,300
DISNEY WALT PRODTNS        Common          254687106  12,093   504,523   SH           Sole                   504,523
DOW JONES & CO INC CO      Common          260561105   7,790   219,500   SH           Sole                   219,500
DSP GROUP INC COM          Common          23332B106   2,554   101,900   SH           Sole                   101,900
ETHAN ALLEN INTERIORS      Common          297602104   1,783    48,800   SH           Sole                    48,800
FEDERAL NATL MTG ASSN      Common          313586109     327     6,700   SH           Sole                     6,700
GENERAL ELEC CO COM        Common          369604103  11,284   321,950   SH           Sole                   321,950
HANOVER DIRECT INC         Common          410783302      54    35,580   SH           Sole                    35,580
HEINZ H J CO COM           Common          423074103   6,606   195,900   SH           Sole                   195,900
HILTON HOTEL CORP          Common          432848109  10,440   433,000   SH           Sole                   433,000
IHOP CORP NEW COM          Common          449623107   6,403   136,500   SH           Sole                   136,500
INFOUSA INC NEW COM        Common          456818301     388    35,500   SH           Sole                    35,500
J.P. MORGAN CHASE & C      Common          46625H100  17,517   441,345   SH           Sole                   441,345

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
JOHNSON CTLS INC COM       Common          478366107     506     6,940   SH           Sole                     6,940
LEHMAN BROS HLDGS INC      Common          524908100   8,059    62,876   SH           Sole                    62,876
LIBERTY MEDIA CORP NE      Common          530718105     135    17,100   SH           Sole                    17,100
LIMITED INC                Common          532716107   9,555   427,500   SH           Sole                   427,500
LOEWS CORP COM             Common          540424108   2,632    27,750   SH           Sole                    27,750
LUXOTTICA GROUP S P A      Common          55068R202     243     9,600   SH           Sole                     9,600
MCDONALDS CORP COM         Common          580135101   7,503   222,500   SH           Sole                   222,500
MELLON FINL CORP           Common          58551A108   3,572   104,300   SH           Sole                   104,300
MEREDITH CORP              Common          589433101   6,393   122,150   SH           Sole                   122,150
MERRILL LYNCH & CO. I      Common          590188108  18,917   279,300   SH           Sole                   279,300
MGM GRAND INC COM          Common          552953101   4,635   126,400   SH           Sole                   126,400
MICROSOFT CORP             Common          594918104     863    33,000   SH           Sole                    33,000
MIDAS GROUP INC COM        Common          595626102   3,694   201,209   SH           Sole                   201,209
NBTY INC COM               Common          628782104   1,243    76,500   SH           Sole                    76,500
NCR CORP NEW COM           Common          62886E112     808    23,812   SH           Sole                    23,812
NEW YORK TIMES CO CLA      Common          650111107     289    10,920   SH           Sole                    10,920
ORIENT-EXPRESS HOTELS      Common          G67743107   4,551   144,400   SH           Sole                   144,400
PEPSIAMERICAS              Common          71343P200   6,998   300,875   SH           Sole                   300,875
PFIZER INC                 Common          717081103   5,225   224,051   SH           Sole                   224,051
PIER 1 IMPORTS INC         Common          720279108   1,198   137,200   SH           Sole                   137,200
PLAYBOY ENTERPRISES I      Common          728117300   6,394   460,300   SH           Sole                   460,300
SAKS INC COM               Common          79377W108   8,165   484,300   SH           Sole                   484,300
SCHOLASTIC CORP COM        Common          807066105   5,500   192,915   SH           Sole                   192,915
SEA CONTAINERS LTD CL      Common          811371707   1,887   150,500   SH           Sole                   150,500
ST PAUL TRAVELERS INC      Common          792860108  14,876   332,920   SH           Sole                   332,920
TIFFANY & CO NEW COM       Common          886547108     318     8,300   SH           Sole                     8,300
TIME WARNER INC            Common          887317105  15,802   906,100   SH           Sole                   906,100
UNAPIX ENTMT INC COM       Common          904270105       0    21,000   SH           Sole                    21,000
UNITED CAP CORP COM        Common          909912107     222     9,000   SH           Sole                     9,000
UNITED PARCEL SVC INC      Common          911312106     218     2,900   SH           Sole                     2,900
VIACOM INC COM NON VT      Common          925524308   9,104   279,259   SH           Sole                   279,259

TOTAL                                                345,187